20. VARIABLE INTEREST ENTITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Total assets	¥ 4,637,085	¥ 2,927,081
Total liabilities	5,388,831	3,730,034
Income	404,139	480,244	¥ 216,893
Net (loss) income from discontinued operation	(46,264)	76,243	5,079
Net loss from continued operation	¥ (369,587)	¥ (23,466)	¥ (971)